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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                      	Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer Independence Fund
         SCHEDULE OF INVESTMENTS  3/31/06


Shares                                                               Value
         COMMON STOCK - 95.0 %
         Energy - 2.9 %
         Integrated Oil & Gas - 2.6 %
65,630   Amerada Hess Corp.                                         $9,345,712
33,000   Exxon Mobil Corp.                                           2,008,380
                                                                    $11,354,092
         Oil & Gas Drilling - 0.3 %
21,700   GlobalSantaFe Corp.                                        $1,318,275
         Total Energy                                               $12,672,367
         Materials - 8.1 %
         Diversified Chemical - 2.0 %
207,400  Dow Chemical Co.                                           $8,420,440
         Diversified Metals & Mining - 5.2 %
137,350  First Quantum Minerals Ltd.                                $5,660,706
88,950   Freeport-McMoRan Copper & Gold, Inc. (Class B)              5,316,541
115,350  Phelps Dodge Corp.                                          9,289,136
10,600   Rio Tinto Plc (A.D.R.)                                      2,194,200
                                                                    $22,460,583
         Industrial Gases - 0.9 %
67,900   Praxair, Inc.                                              $3,744,685
         Total Materials                                            $34,625,708
         Capital Goods - 13.0 %
         Aerospace & Defense - 9.5 %
146,000  Boeing Co.                                                 $11,377,780
47,400   General Dynamics Corp.                                      3,032,652
325,350  Honeywell International Inc.                                10,254,108
239,750  United Technologies Corp.                                   16,225,803
                                                                    $40,890,343
         Industrial Conglomerates - 3.5 %
433,550  General Electric Co.                                       $15,078,869
         Total Capital Goods                                        $55,969,212
         Automobiles & Components - 0.6 %
         Automobile Manufacturers - 0.6 %
310,100  Ford Motor Corp.                                           $2,468,396
         Total Automobiles & Components                             $2,468,396
         Media - 0.7 %
         Movies & Entertainment - 0.7 %
168,000  Time Warner, Inc.                                          $2,820,720
         Total Media                                                $2,820,720
         Retailing - 2.3 %
         Department Stores - 2.3 %
12,400   J.C. Penney Co., Inc.                                      $749,084
69,100   Sears Holdings Corp. *                                      9,137,784
                                                                    $9,886,868
         Total Retailing                                            $9,886,868
         Food & Drug Retailing - 3.2 %
         Drug Retail - 1.2 %
116,800  CVS Corp.                                                  $3,488,816
37,700   Walgreen Co.                                                1,626,001
                                                                    $5,114,817
         Hypermarkets & Supercenters - 2.0 %
185,300  Wal-Mart Stores, Inc.                                      $8,753,572
         Total Food & Drug Retailing                                $13,868,389
         Food Beverage & Tobacco - 0.8 %
         Packaged Foods & Meats - 0.3 %
18,000   Nestle SA (A.D.R.)                                         $1,335,924
         Soft Drinks - 0.5 %
34,600   PepsiCo, Inc.                                              $1,999,534
         Total Food Beverage & Tobacco                              $3,335,458
         Household & Personal Products - 0.4 %
         Household Products - 0.4 %
30,100   Colgate-Palmolive Co.                                      $1,718,710
         Total Household & Personal Products                        $1,718,710
         Health Care Equipment & Services - 1.8 %
         Managed Health Care - 1.8 %
140,600  United Healthcare Group, Inc. *                            $7,853,916
         Total Health Care Equipment & Services                     $7,853,916
         Pharmaceuticals & Biotechnology - 10.0 %
         Biotechnology - 7.9 %
187,400  Amgen, Inc. *                                              $13,633,350
409,150  Cubist Pharmaceuticals Inc. *                               9,398,175
298,670  Vertex Pharmaceuticals Inc. *                               10,928,335
                                                                    $33,959,860
         Pharmaceuticals - 2.1 %
61,900   Johnson & Johnson                                          $3,665,718
107,600  Sanofi-Synthelabo SA (A.D.R.)                               5,105,620
                                                                    $8,771,338
         Total Pharmaceuticals & Biotechnology                      $42,731,198
         Banks - 8.0 %
         Diversified Banks - 2.5 %
233,790  Bank of America Corp.                                      $10,646,797
         Thrifts & Mortgage Finance - 5.5 %
157,500  Freddie Mac                                                $9,607,500
205,700  Golden West Financial Corp.                                 13,967,030
                                                                    $23,574,530
         Total Banks                                                $34,221,327
         Diversified Financials - 18.3 %
         Consumer Finance - 5.5 %
117,200  American Express Co.                                       $6,158,860
217,400  Capital One Financial Corp.                                 17,505,048
                                                                    $23,663,908
         Investment Banking & Brokerage - 6.1 %
71,000   Goldman Sachs Group, Inc.                                  $11,144,160
193,855  Merrill Lynch & Co., Inc.                                   15,268,020
                                                                    $26,412,180
         Other Diversified Finance Services - 6.7 %
341,200  Citigroup, Inc.                                            $16,114,876
298,850  J.P. Morgan Chase & Co.                                     12,444,114
                                                                    $28,558,990
         Total Diversified Financials                               $78,635,078
         Insurance - 1.5 %
         Multi-Line Insurance - 1.5 %
95,000   American International Group, Inc.                         $6,278,550
         Total Insurance                                            $6,278,550
         Software & Services - 0.3 %
         Data Processing & Outsourced Services - 0.3 %
24,600   Automatic Data Processing, Inc.                            $1,123,728
         Total Software & Services                                  $1,123,728
         Technology Hardware & Equipment - 11.8 %
         Communications Equipment - 6.8 %
521,200  Cisco Systems, Inc. *                                      $11,294,404
391,970  Corning, Inc. *                                             10,547,913
391,700  Juniper Networks Inc. *                                     7,489,304
                                                                    $29,331,621
         Computer Hardware - 2.5 %
168,180  Apple Computer, Inc. *                                     $10,548,250
         Computer Storage & Peripherals - 2.5 %
788,350  EMC Corp. *                                                $10,745,210
         Total Technology Hardware & Equipment                      $50,625,081
         Semiconductors - 9.1 %
         Semiconductor Equipment - 1.6 %
380,700  Applied Materials, Inc.                                    $6,666,057
         Semiconductors - 7.5 %
870,700  Intel Corp.                                                $16,848,045
188,550  Linear Technology Corp.                                     6,614,334
882,100  Taiwan Semiconductor Manufacturing Co. (A.D.R.)             8,873,926
                                                                    $32,336,305
         Total Semiconductors                                       $39,002,362
         Utilities - 2.4 %
         Electric Utilities - 2.4 %
185,500  Allegheny Energy, Inc. *                                   $10,136,382
         Total Utilities                                            $10,136,382
         TOTAL COMMON STOCK
         (Cost   $363,702,012)                                      $407,973,450

Principal
Amount                                                               Value
         TEMPORARY CASH INVESTMENTS - 5.0%
         Repurchase Agreement - 5.0 %
21,400,000 UBS Warburg, Inc., 4.45%, dated 3/31/06, repurchase price$21,400,000
         Total Repurchase Agreement
         (Cost   $21,400,000)                                       $21,400,000
         TOTAL TEMPORARY CASH INVESTMENTS - 5.0%
         (Cost   $21,400,000)                                       $21,400,000
         TOTAL INVESTMENT IN SECURITIES - 100.0%
         (Cost   $385,102,012) (a)                                  $429,373,450
         OTHER ASSETS AND LIABILITIES - (0.0)%                      $(101,454)
         TOTAL NET ASSTES - 100.0%                                  $429,271,996

*        Non-Income producing security.

(A.D.R.) American Depositary Receipt.


(a)      At March 31, 2006, the net unrealized gain on investments based on cost

         Aggregate gross unrealized gain for all investments in whic$47,457,520

         Aggregate gross unrealized loss for all investments in which(3,186,082)
         Net unrealized gain                                        $44,271,438



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.